Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Hedging Instruments [Member] Loan Portfolio Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2012 Hedging Instruments [Member] Loan Portfolio Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2013 Hedged Items [Member] Loan Portfolio Hedging [Member] Trust Preferred Loans [Member]		Dec. 31, 2012 Hedged Items [Member] Loan Portfolio Hedging [Member] Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional				$ 6,500	$ 56,750
Loans, net of unearned income	15,389,074	16,708,582	16,397,127			6,500	[1],[2]	56,750	[1],[2]
Interest Rate Derivative Liabilities at Fair Value				1,006	2,042
Gains/(Losses)				1,037	6,766
Gains/(Losses)						$ (1,032)	[1],[3]	$ (6,720)	[1],[3]

[1]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[2]	Represents principal balance being hedged.
[3]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.